OPERATION, MAINTENANCE, AND TELECOMMUNICATION SERVICE EXPENSES (Details) $ in Millions, Rp in Billions	12 Months Ended
	Dec. 31, 2023 IDR (Rp)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 IDR (Rp)	Dec. 31, 2021 IDR (Rp)
OPERATION, MAINTENANCE, AND TELECOMMUNICATION SERVICE EXPENSES
Operation and maintenance	Rp 23,057		Rp 22,746	Rp 21,467
Radio frequency usage charges (Note 33c.i)	7,412		6,510	6,097
Leased lines and Customer Premises Equipment("CPE")	3,462		3,530	5,003
Concession fees and USO charges (Note 16)	2,836		2,601	2,472
Electricity, gas, and water	877		904	898
Cost of SIM cards, vouchers, and sales of peripherals (Note 8)	797		747	739
Project management	489		400	519
Vehicles rental and supporting facilities	308		343	305
Insurance	269		230	432
Others (each below Rp100 billion)	211		173	201
Total	Rp 39,718	$ 2,579	Rp 38,184	Rp 38,133